Note 5 - Blanket Zimbabwe Indigenisation Transaction - Facilitation Loans (Details) - USD ($) $ in Thousands	12 Months Ended		19 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2016
Statement Line Items [Line Items]
Balance at January 1, 2016	$ 31,460
Dividends used to repay loans			$ 0
Balance at December 31, 2016	31,052	$ 31,460
Reserve of share-based payments [member] | Facilitation loans [member]
Statement Line Items [Line Items]
Balance at January 1, 2016	31,460	31,336
Interest accrued	1,136	1,359
Dividends used to repay loans	(1,544)	(1,235)
Balance at December 31, 2016	$ 31,052	$ 31,460